Private Placement	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

The Sponsor and EarlyBirdCapital have committed to purchase an aggregate of 390,000 Private Units of which 330,000 units shall be purchased by the Sponsor the 60,000 units shall be purchased by EarlyBirdCapital and/or its designees at $10.00 per unit (for a total purchase price of $3,900,000). These purchases will take place on a private placement basis simultaneously with the consummation of the Proposed Public Offering. The Sponsor and EarlyBirdCapital have also agreed that, if the over-allotment option is exercised by the underwriters in full or in part, they and/or their designees will purchase from the Company additional Private Units (up to a maximum of 36,000 Private Units at a price of $10.00 per Private Unit, of which up to 27,000 units will be purchased by the Sponsor and 9,000 units will be purchased by EarlyBirdCapital) necessary to maintain in the Trust Account $10.00 per unit sold to the public in the Proposed Public Offering. The Company completed the private placements in connection with its IPO and the partial exercise of the underwriters’ over-allotment option on March 15, 2021 and March 19, 2021, respectively (See Note 8).

The Private Units (and underlying Private Subunits, Private Shares, and Private Warrants) are identical to the Public Units except that the Private Warrants included in the Private Units: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchasers or any of their permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

The Company’s initial stockholders have agreed (A) to vote the Private Shares contained in the Private Subunits in favor of any proposed Business Combination, (B) not to convert any Private Subunits in connection with a stockholder vote to approve a proposed initial Business Combination or sell any Private Shares to the Company in a tender offer in connection with a proposed initial Business Combination and (C) that the Private Subunits shall not participate in any liquidating distribution from the Trust Account upon winding up if a Business Combination is not consummated. In the event of a liquidation prior to the initial Business Combination, the Private Units will likely be worthless.

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and EarlyBirdCapital purchased an aggregate of 390,000 Private Units at a price of $10.00 per Private Unit in a private placement (the “Private Placement”), generating gross proceeds of $3,900,000.

On March 19, 2021, simultaneous with the exercise of the over-allotment option, the Sponsor and EarlyBirdCapital purchased an aggregate of 26,000 additional Private Units, at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $260,000.

The Private Units (and underlying Private Subunits, Private Shares, and Private Warrants) are identical to the Public Units except that the Private Warrants included in the Private Units: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchasers or any of their permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

The Company’s initial stockholders have agreed (A) to vote the Private Shares contained in the Private Subunits in favor of any proposed Business Combination, (B) not to convert any Private Subunits in connection with a stockholder vote to approve a proposed initial Business Combination or sell any Private Shares to the Company in a tender offer in connection with a proposed initial Business Combination and (C) that the Private Subunits shall not participate in any liquidating distribution from the Trust Account upon winding up if a Business Combination is not consummated. In the event of a liquidation prior to the initial Business Combination, the Private Units will likely be worthless.